Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables
11. Trade and other receivables

	December 31, 2025	December 31, 2024
	$	$
VAT / GST receivables	540,708	405,281
Prepayments	427,288	1,280,657
Deposits	496,154	355,149
Other receivables	564,117	74,027
Total	2,028,267	2,115,114
VAT / GST receivables
VAT/Goods and Services Tax ("GST") receivables are short term and receivable within twelve months following an applicable VAT refund application in the local tax jurisdiction. Lifezone has net VAT/GST receivables with the United Kingdom and Australian tax authorities amounting to $540,708 (2024: $405,281).
The VAT receivables in Tanzania were fully provided for, following the rejection by the TRA of our VAT refund application related to goods and services procured for the Kabanga Nickel Project. For the year ended December 31, 2025, a provision of $574,270 was recorded to the consolidated statement of comprehensive loss, compared to $1.75 million for the same period in 2024. Total provision as at December 31, 2025, was $6.94 million (2024: $6.37 million). TNCL has formally contested the TRA’s decision, asserting that the rejection is unfounded, as the purchases were directly linked to its economic activities in Tanzania, aimed at developing the Kabanga Nickel Project with the ultimate goal of producing and exporting metals. Lifezone remains actively engaged with the Government of Tanzania and continues to monitor the situation closely, seeking a favorable resolution in line with applicable local laws and regulations.
Prepayments
During the year ended December 31, 2025, Lifezone has impaired the non-refundable deposit of $400,000 paid on September 12, 2022, in relation to a non-binding term sheet between LZL and Harmony Minerals Limited and Dutwa Minerals Limited for the acquisition of all the tangible assets and all registered and unregistered IP relating to the Dutwa Nickel Project. The acquisition has not progressed as anticipated and given Lifezone's focus on the Kabanga Nickel Project, management has reassessed the likelihood of the Dutwa transaction happening in the immediate future and its relative strategic significance and considers it unlikely that the acquisition will progress in the foreseeable future. This impairment is included in 'Impairment of Deposit' in general and administrative expenses for the year ended December 31, 2025.

Deposits and other receivables
Deposits include security and other deposits. Other receivables include trade receivables and accrued interest.